NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY	12 Months Ended
Dec. 31, 2021
New Standards, Interpretations and Amendments Adopted by the Company [Abstract]
NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY

3. NEW STANDARDS, INTERPRETATIONS AND AMENDMENTS ADOPTED BY THE COMPANY

Certain new standards, interpretations, amendments and improvements to existing standards were issued by the IASB or IFRS Interpretations Committee that are mandatory for fiscal periods beginning on or after January 1, 2022. None of these standards or amendments to existing standards have been early adopted by the Company, and the Company is in process of assessing their impact. The standards impacted that may be applicable to the Company are as follows:

Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)

In February 2021, the IASB issued Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2). The amendments provide guidance to help entities disclose their material (previously "significant") accounting. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.

F - 10

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
Year ended December 31, 2021, 2020 and 2019
(in thousands of US dollars, except share and per share amounts, unless otherwise stated)

Definition of Accounting Estimates (Amendments to IAS 8)

In February 2021, the IASB issued Definition of Accounting Estimates (Amendments to IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors). The amendments define accounting estimates and clarify the distinction between changes in accounting estimates and changes in accounting policies. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.

Deferred Tax Related to Assets and Liabilities Arising From a Single Transaction (Amendments to IAS 12)

IAS 12, Income Taxes has been revised to incorporate amendments issued by the IASB in May 2021. The amendments clarify the accounting for deferred tax on transactions such as leases and decommissioning obligations. The scope of the recognition exemption no longer applies to transactions that, on initial recognition, give rise to equal taxable and deduction temporary differences. The amendments are effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.

Amendments to IFRS 9, Financial Instruments, Fees in the '10 per cent' Test for Derecognition of Financial Liabilities

As part of its 2018 - 2020 annual improvements to the IFRS standards process, the IASB issued an amendment to IFRS 9. The amendment clarifies the fees that an entity includes when assessing whether the terms of a new or modified financial liability are substantially different from the terms of the original financial liability. These fees include only those paid or received between the borrower and the lender, including fees paid or received by either the borrower or lender on the other’s behalf. An entity applies the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

The amendment is effective for annual reporting periods beginning on or after January 1, 2022, with earlier adoption permitted. The Company will apply the amendment to financial liabilities that are modified or exchanged on or after the beginning of the annual reporting period in which the entity first applies the amendment.

Amendments to IAS 1, Classification of Liabilities as Current or Non-Current

In January 2020, the IASB issued Classification of Liabilities as Current or Non-Current, amending IAS 1, Presentation of Financial Statements to improve the information provided about non-current liabilities with covenants. The proposed amendments address the classification, presentation and disclosure of liabilities for which an entity’s right to defer settlement for at least 12 months is subject to compliance with conditions after the reporting period and are effective for annual reporting periods beginning on or after January 1, 2023, with earlier adoption permitted.

Other new and amended standards and interpretations issued by the IASB applicable for periods within the current annual reporting year did not impact Titan as they are either not relevant to Titan’s activities or apply to accounting standards which are consistent with Titan’s current accounting policies.

Other accounting standards or amendments to existing accounting standards that have been issued, but have future effective dates, are either not applicable or are not expected to have a significant impact on the Company’s annual Consolidated Financial Statements.